Provisions (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 ARS ($)
Statement [Line Items]
Beginning balance	$ 1,553		$ 1,910
Additions		$ 8,110,000,000	1,302,000,000
Transfers			(82,000,000)
Decreases		(377)
Participation in the results		(16)
Inflation adjustment		(1,871,000,000)	(938,000,000)
Currency translation adjustment		11,000,000	(17,000,000)
Used during the year		(79,000,000)	(622,000,000)
Ending balance	7,331		1,553
Legal Claims [Member]
Statement [Line Items]
Beginning balance	1,536		1,860
Additions		8,110,000,000	1,302,000,000
Transfers			(82,000,000)
Decreases		(377)
Participation in the results		0
Inflation adjustment		(1,871,000,000)	(938,000,000)
Currency translation adjustment		11,000,000	(17,000,000)
Used during the year		(79,000,000)	(589,000,000)
Ending balance	7,330		1,536
Investments In Associates And Joint Ventures [Member]
Statement [Line Items]
Beginning balance	17		50
Participation in the results		$ (16)
Used during the year			(33,000,000)
Ending balance	$ 1		$ 17